24. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders Equity Tables Abstract
Former stock option plan, stock option plan and compensation plan

				Exercise price		Number of shares
Series granted	Grant date	1st date of exercise	Expiration date	At the grant date	End of the year	Granted (in thousands)	Exercised	Not exercised by dismissal	Expired	Outstanding
Balance at December 31, 2018
B2	05/29/2015	06/01/2018	11/30/2018	0.01	0.01	337	(272)	(38)	(27)	-
C2	05/29/2015	06/01/2018	11/30/2018	77.27	77.27	337	(3)	(125)	(209)	-
B3	05/30/2016	05/30/2019	11/30/2019	0.01	0.01	823	(281)	(75)	-	467
C3	05/30/2016	05/30/2019	11/30/2019	37.21	37.21	823	(274)	(108)	-	441
B4	05/31/2017	05/31/2020	11/30/2020	0.01	0.01	537	(159)	(43)	-	335
C4	05/31/2017	05/31/2020	11/30/2020	56.78	56.78	537	(157)	(44)	-	336
B3 –Tranche 2	04/27/2018	05/30/2019	11/30/2019	0.01	0.01	95	-	-	-	95
C3 - Tranche 2	04/27/2018	05/30/2019	11/30/2019	56.83	56.83	95	-	-	-	95
B5	05/31/2018	05/31/2021	11/30/2021	0.01	0.01	499	(1)	(5)	-	493
B5	05/31/2018	06/30/2018	06/30/2018	0.01	0.01	95	(95)	-	-	-
C5	05/31/2018	05/31/2021	11/30/2021	62.61	62.61	499	(1)	(5)	-	493
C5	05/31/2018	06/30/2018	06/30/2018	62.61	62.61	95	(95)	-	-	-
						4,772	(1,338)	(443)	(236)	2,755

				Exercise price		Number of shares
Series granted	Grant date	1st date of exercise	Expiration date	At the grant date	End of the year	Granted (in thousands)	Exercised	Not exercised by dismissal	Expired	Outstanding
Balance at December 31, 2017
B1	05/30/2014	06/01/2017	11/30/2017	0.01	0.01	239	(166)	(73)	-	-
C1	05/30/2014	06/01/2017	11/30/2017	83.22	83.22	239	(12)	(108)	(119)	-
B2	05/29/2015	06/01/2018	11/30/2018	0.01	0.01	337	(119)	(37)	-	181
C2	05/29/2015	06/01/2018	11/30/2018	77.27	77.27	337	-	(71)	-	266
B3	05/30/2016	05/30/2019	11/30/2019	0.01	0.01	823	(246)	(41)	-	536
C3	05/30/2016	05/30/2019	11/30/2019	37.21	37.21	823	(130)	(42)	-	651
B4	05/31/2017	05/31/2020	11/30/2020	0.01	0.01	537	(146)	(11)	-	380
C4	05/31/2017	05/31/2020	11/30/2020	56.78	56.78	537	(1)	(11)	-	525
						3,872	(820)	(394)	119	2,539

Maximum percentage of interest dilution
	2018	2017

Number of shares	266,845	266,579
Balance of effective stock options granted	2,755	2,539
Maximum percentage of dilution	1.03%	0.95%

Stock option activity
	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2017
Granted during the period	1,073	28,40
Cancelled during the period	(110)	40,56
Exercised during the period	(699)	22,14
Expired during the period	(119)	83,22
Outstanding at the end of the period	2,539	29,48	1.53
Total to be exercised at December 31, 2017	2,539	29,48	1.53

At December 31, 2018
Granted during the period	1,378	30,91
Cancelled during the period	(229)	38,64
Exercised during the period	(697)	31,96
Expired during the period	(236)	68,62
Outstanding at the end of the period	2,755	26,03	1.37
Total to be exercised at December 31, 2018	2,755	26,03	1.37

Transactions with non-controlling shareholders
	Controlling shareholders’	Non-controlling interest	Consolidated
2018
Other transactions with non-controlling interest	(8)	3	(5)

2017
Other transactions with non-controlling interest	(2)	-	(2)

2016 (*)
Change in Cnova’s Brasil interest	(127)	127	-
Change in Cdiscount’s interest	1	7	8
Payment in shares exchange between Cnova N.V. by Cnova Brasil	(20)	(27)	(47)
Share of profit of associates on shares change effect at Cdiscount	14	-	14
Sale of subsidiary Cdiscount	(11)	45	34
Other transactions with non-controlling interest	5	13	18
	(138)	165	27

Dividends proposed
	Proposed dividends
	2018	2017
		Restated

Net income for the year	1,193	580
Legal reserve	(60)	(31)
Tax incentives reserve	(10)	-
Calculation basis of dividends	1,123	549
Mandatory minimum dividends – 25%	281	137
Additional Dividends	-	10

Payment of interim dividends as interest on own capital, net of withholding taxes	(225)	(69)
Dividend payable	56	78